Unsecured Promissory Notes	12 Months Ended
Dec. 31, 2025
Unsecured Promissory Notes [Abstract]
UNSECURED PROMISSORY NOTES

NOTE 16 – UNSECURED PROMISSORY NOTES

In connection with the Preferred Share Repurchase as discussed in Note 17 – Convertible Redeemable Preferred Shares, the Company issued unsecured promissory notes with an aggregate principal balance of $100,000,000. The promissory notes mature on April 9, 2027, and their principal balance may be paid in whole or in part prior to maturity. The promissory notes require quarterly interest payments in arrears based on the Federal Reserve’s Daily Secured Overnight Financing Rate plus a spread. The required spread for the first year is one percent and four percent for the second year the promissory notes are outstanding.

As of December 31, 2025, the aggregate principal balance was $65,000,000 and the unpaid, accrued interest was $954,752. During the year ended December 31, 2025, interest expense recognized was $3,618,670. The interest rate in effect as of December 31, 2025 was 4.87%.